Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Schedule of trade and other payables
Trade and other payables are comprised of the following:

	As of December 31,
In thousands of USD	2021	2022
Trade payables	23,792	18,193
Invoices not yet received	25,824	19,248
Accrued employee benefit costs	12,698	11,772
Share-based compensation - Cash settled payable	2,010	566
Trade Deposits	1,510	1,082
Sundry accruals	11,012	13,578
Trade and Other Payables	76,846	64,439
Current	76,077	64,230
Non-current	769	209